Credit Risk - Disclosure of Full Interest-Only New Business in the Year (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Full interest-only loans	£ 6,339	£ 4,267